SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Claims and claim adjustment expenses incurred related to:
Current year	$ 310,145	$ 284,575	$ 269,965
Prior year	110,061	83,243	66,577
Amortization of deferred acquisition costs	183,868	156,894	164,195
Consolidated property-casualty insurance operations
SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
Deferred policy acquisition costs	52,105	40,242	40,510
Claims and claim adjustment expense reserves	1,150,714	1,173,943	1,146,460
Unearned premiums, gross	341,267	301,537	312,527
Net premiums earned	538,452	493,382	491,961
Net investment income	63,681	66,799	67,346
Claims and claim adjustment expenses incurred related to:
Current year	310,145	284,575	269,965
Prior year	(110,061)	(83,243)	(66,577)
Amortization of deferred acquisition costs	183,868	156,894	164,195
Paid claims and claims adjustment expenses	276,461	191,620	202,347
Net premiums written	$ 549,638	$ 485,140	$ 469,916